ACQUISITIONS AND DISPOSITIONS (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended						0 Months Ended
	Dec. 31, 2012 CAD	Dec. 18, 2012 CrossAlta Energy CAD	May 03, 2011 TC PipeLines, LP USD ($)	May 03, 2011 TC PipeLines, LP CAD	Dec. 31, 2012 TC PipeLines, LP	Dec. 31, 2011 TC PipeLines, LP	Dec. 31, 2010 TC PipeLines, LP	May 03, 2011 TC PipeLines, LP GTN LLC and Bison LLC USD ($)	May 03, 2011 TC PipeLines, LP GTN LLC	May 03, 2011 TC PipeLines, LP Bison LLC	May 03, 2011 TC PipeLines, LP Bridge loan facility GTN LLC and Bison LLC USD ($)	May 03, 2011 TC PipeLines, LP Senior revolving credit facility GTN LLC and Bison LLC USD ($)
ACQUISITIONS AND DISPOSITIONS
Percentage interest purchased		40.00%
Amount for which interest is acquired in cash, net of cash acquired	214	214
Ownership interest after acquisition (as a percent)		100.00%
Ownership interest prior to acquisition (as a percent)		60.00%
Ownership interest after transaction (as a percent)									25.00%	25.00%
Aggregate purchase price of interest in entities sold by TCPL								605
Long-term debt included in aggregate purchase price								81
Percentage of acquired long-term debt								25.00%
Number of common units sold in an underwritten public offering (in shares)								7,245,000
Number of common units purchased by the underwriters upon full exercise of an over-allotment option (in shares)								945,000
Price per common unit issued (in dollars per unit)								$ 47.58
Net proceeds from issuance of common units								331
Amount drawn on credit facility to finance the acquisition											61	125
Maximum borrowing capacity												250
Capital contribution made to maintain general partnership interest			7
General partnership interest (as a percent)			2.00%	2.00%
Ownership interest in subsidiary (as a percent)			38.20%	38.20%	33.30%	33.30%	38.20%
After-tax dilution gain recorded in additional paid-in capital				30
Pre-tax dilution gain recorded in additional paid-in capital as a result of decrease in ownership interest				50